INTEREST EXPENSES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
INTEREST EXPENSES
Interest expenses for securities borrowed	$ 1,459,895		$ 1,373,662	$ 737,777
Interest expenses for margin financing	279,113		239,987	171,582
Interest expenses for other businesses	18,844		3,801	1,400
Total	$ 1,757,852	$ 225,849	$ 1,617,450	$ 910,759